Commitments And Contingencies (Schedule Of Minimum Rental Commitments Under Capital Leases And Operating Leases) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Capital leases future minimum payments, 2012	€ 142
Capital leases future minimum payments, Total	142
Operating leases future minimum payments, 2012	21,933
Operating leases future minimum payments, 2013	16,591
Operating leases future minimum payments, 2014	11,361
Operating leases future minimum payments, 2015	8,903
Operating leases future minimum payments, 2016	8,040
Operating leases future minimum payments, Years Thereafter	11,817
Operating leases future minimum payments, Total	78,645
Less amount representing interest	(1)
Present value of net minimum lease payments	€ 141